S000009188 [Member] Average Annual Total Returns		12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	303 Months Ended	325 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.76%		4.43%	7.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	31.22%		8.92%	8.18%
C000251061 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.61%		0.04%	6.70%
Performance Inception Date	[1]		Oct. 02, 2024
C000024970 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	13.38%		(1.38%)	5.80%
Performance Inception Date	[1]						Oct. 16, 2000
C000024970 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.30%		(2.12%)	5.01%
Performance Inception Date	[1]						Oct. 16, 2000
C000024970 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.66%		(1.08%)	4.59%
Performance Inception Date	[1]						Oct. 16, 2000
C000024973 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.61%		0.04%	6.70%
Performance Inception Date	[1]							Nov. 23, 1998
C000122746 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.73%		0.16%	6.80%
Performance Inception Date	[1]					Nov. 08, 2012
C000122747 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	20.81%		0.20%	6.85%
Performance Inception Date	[1]					Nov. 08, 2012

[1]	Class A share performance (without sales charges) is shown in the bar chart and after-tax returns in the table are shown for Class A shares because Class A shares have at least ten calendar years of performance and Class A shares are the most common share class across the Columbia Funds complex that are available for investment by the general public.